Asset acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Transactions Recognised Separately From Acquisition Of Assets And Assumption Of Liabilities In Business Combination Text Block Abstract
Schedule of estimated fair value of assets and liabilities
Consideration
Fair value of share consideration	120,422,593
Fair value of replacement options	5,434,045
Fair value of replacement warrants	3,222,543
Transaction costs	3,215,444
Total consideration value	132,294,625

Schedule of net assets acquired
Net assets acquired	$
Cash	1,860,360
Restricted cash	720,039
Prepaids	169,688
Property, plant, and equipment	62,946
Right-of-use asset	45,444
Mineral properties	129,129,302
Asset retirement obligations	(267,807)
Lease liability	(49,339)
Loan receivable (1)	1,845,941
Accounts payable and accrued liabilities	(1,221,949)
Total net assets acquired	132,294,625

(1) - Transaction costs incurred by Azarga which were subsequently paid by the Company.

Schedule of weighted average assumptions used in the black-scholes option
Weighted average
Exercise price	$1.40
Share price	$3.79
Discount rate	1.04%
Expected life (years)	3.43
Volatility	104.40%
Fair value of replacement options (per option):	$2.97

Weighted average
Exercise price	$1.66
Share price	$3.79
Discount rate	0.91%
Expected life (years)	0.98
Volatility	77.10%
Fair value of replacement warrants (per warrant):	$2.30